Financial Instruments	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

8. Financial Instruments

(a)    Fair value of financial instruments

The carrying value of cash and cash equivalents and restricted cash, are considered Level 1 items as they represent liquid assets with short-term maturities, trade receivables, amounts due to related parties, trade accounts payable and accrued liabilities approximate their fair value.

The fair value of variable rate long-term debt (Note 7) approximates the recorded value, due to its variable interest being the LIBOR and the SOFR and due to the fact, the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of June 30, 2023. LIBOR and SOFR rates are observable at commonly quoted intervals for the full term of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy.

The fair value of the fixed rate long-term debt (Note 7 ((i), (xv) and (xvi))) as of June 30, 2023, was approximately $157,191 (carrying value: $172,875) and was determined by using Level 2 inputs being the discounted expected cash flows of the outstanding amount.

The Bonds (Note 7 ((xviii) and (xix))) have a fixed rate, and their estimated fair values as of June 30, 2023, were determined through Level 1 inputs of the fair value hierarchy (quoted price under the ticker symbols CPLPB1 and CPLPB2 on Athens Stock Exchange) and were approximately $261,738 (carrying value: $271,592).

There were no Level 3 items.

8. Financial Instruments - continued

(a)	Fair value of financial instruments – continued

Derivative instruments

The following table summarizes the terms of the cross-currency swap agreements and their respective fair value as of June 30, 2023.

a)	Derivative Asset:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2023, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	2,983
				Total Fair Value		$2,983

b)	Derivative Liabilities:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2023, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$7,457
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	2,039
				Total Fair Value		$9,496

The following tables summarize the effect of the cross-currency swap agreements for the six-month periods ended June 30, 2023, and 2022:

-        Derivative designated as accounting hedge

	For the six-month periods ended June 30,
Amount of gain / (loss) recognized in other comprehensive income	2023	2022
Cross-currency swap agreement related to 2022 Bonds	$2,690	$–
Reclassification to other income / (expense), net	(1,040)	–
Total gain recognized in accumulated other comprehensive loss	$1,650	$–

The estimated net expense that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on cross-currency swap agreements designated as accounting hedge, amounts to $1,785.

-        Derivatives not designated as accounting hedges

	For the six-month periods ended June 30,
Amount of gain / (loss) recognized in other income / (expense), net	2023	2022
Change in fair value of derivatives related to 2021 Bonds	$3,213	$(12,252)
Realized interest expense of derivatives related to 2021 Bonds	(1,038)	(1,043)
Total gain / (loss) recognized in other income / (expense), net	$2,175	$(13,295)

8. Financial Instruments - continued

(a)	Fair value of financial instruments – continued

Derivative instruments – Continued

The fair value of the cross-currency swap agreements is presented net of accrued interest expense which is recorded in “Accrued liabilities” in the unaudited condensed balance sheets.

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	June 30, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$2,983	$–	$2,983	$–
Cross Currency SWAP (120,000) – liability position	(7,457)	–	(7,457)	–
Cross Currency SWAP (30,000) – liability position	(2,039)	–	(2,039)	–
Total	$(6,513)	$–	$(6,513)	$–

The fair value (Level 2) of cross-currency swap agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, current interest rates, foreign exchange rates and the credit worthiness of both us and the derivative counterparty. This line item is presented in “Derivative liabilities” and “Derivative asset” in the unaudited condensed balance sheets.

(b)	Fair value of long-lived assets classified as held for sale

The following table summarizes the valuation of the Partnership’s assets measured at fair value on a non-recurring basis as of June 30, 2023:

Items Measured at Fair Value on a non-recurring Basis - Fair Value Measurements

Non-Recurring Measurements:	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)	Loss
Long-lived assets classified as held for sale (Note 5)	$–	$22,000	$–	$7,956

The M/V Cape Agamemnon was classified as held for sale as of June 30, 2023, and was recognized at its fair value of $22,000 less costs to sell of $660. The fair value of the M/V Cape Agamemnon was based on its transaction price, as the sale price was agreed with an unaffiliated party hence it is considered level 2 (Note 5).

(c)	Concentration of credit risk

Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits with creditworthy financial institutions rated by qualified rating agencies. A limited number of financial institutions hold the Partnership’s cash. Most of the Partnership’s revenues were derived from a few charterers.